Note 16 - Regulatory Capital	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements under Banking Regulations [Text Block]
16.  REGULATORY CAPITAL

Federal regulations require the Company and the Banks to maintain minimum amounts of capital.  Specifically, each is required to maintain certain minimum dollar amounts and ratios of Total and Tier I capital to risk-weighted assets and of Tier I capital to average total assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act (“FDICIA”) established five capital categories ranging from “well capitalized” to “critically undercapitalized.”  Should any institution fail to meet the requirements to be considered “adequately capitalized,” it would become subject to a series of increasingly restrictive regulatory actions.

As of December 31, 2012 and 2011, the FDIC categorized the Banks as well capitalized under the regulatory framework for prompt corrective action.  To be classified as a well capitalized financial institution, Total risk-based, Tier 1 risk-based, and Tier 1 Leverage capital ratios must be at least 10 percent, 6 percent, and 5 percent, respectively.

The Company’s and its subsidiaries’ actual capital ratios are presented in the following table that shows that all regulatory capital requirements were met as of December 31, 2012.

(Dollar amounts in thousands)	Middlefield Banc Corp. December 31, 2012		The Middlefield Banking Co. December 31, 2012		Emerald Bank December 31, 2012
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital
(to Risk-weighted Assets)

Actual	$57,784	13.86%	$47,887	13.29%	$8,440	15.45%
For Capital Adequacy Purposes	33,344	8.00	28,822	8.00	4,370	8.00
To Be Well Capitalized	41,680	10.00	36,027	10.00	5,463	10.00

Tier I Capital
(to Risk-weighted Assets)

Actual	$52,543	12.61%	$43,371	12.04%	$7,737	14.16%
For Capital Adequacy Purposes	16,672	4.00	14,411	4.00	2,185	4.00
To Be Well Capitalized	25,008	6.00	21,616	6.00	3,278	6.00

Tier I Capital
(to Average Assets)

Actual	$52,543	7.88%	$43,371	7.32%	$7,737	10.61%
For Capital Adequacy Purposes	26,675	4.00	23,684	4.00	2,916	4.00
To Be Well Capitalized	33,344	5.00	29,605	5.00	3,646	5.00

See Note 15 for additional information concerning regulatory capital requirements

The Company’s and its subsidiaries’ actual capital ratios are presented in the following table that shows that all regulatory capital requirements were met as of December 31, 2011.

	Middlefield Banc Corp. December 31, 2011		The Middlefield Banking Co. December 31, 2011		Emerald Bank December 31, 2011
	Amount	Ratio	Amount	Ratio	Amount	Ratio

Total Capital
(to Risk-weighted Assets)

Actual	$49,915	12.06%	$42,185	11.75%	$7,456	13.82%
For Capital Adequacy Purposes	33,101	8.00	28,722	8.00	4,317	8.00
To Be Well Capitalized	41,376	10.00	35,903	10.00	5,396	10.00

Tier I Capital
(to Risk-weighted Assets)

Actual	$44,723	10.81%	$37,697	10.50%	$6,782	12.57%
For Capital Adequacy Purposes	16,551	4.00	14,361	4.00	2,158	4.00
To Be Well Capitalized	24,826	6.00	21,542	6.00	3,237	6.00

Tier I Capital
(to Average Assets)

Actual	$44,723	7.13%	$37,697	6.75%	$6,782	9.92%
For Capital Adequacy Purposes	25,079	4.00	22,325	4.00	2,734	4.00
To Be Well Capitalized	31,349	5.00	27,906	5.00	3,417	5.00